Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.26288%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,667,671.83

Principal:
Principal Collections	$19,587,254.23
Prepayments in Full	$15,906,318.69
Liquidation Proceeds	$206,395.92
Recoveries	$16,004.28
Sub Total	$35,715,973.12
Collections	$37,383,644.95

Purchase Amounts:
Purchase Amounts Related to Principal	$137,785.73
Purchase Amounts Related to Interest	$435.68
Sub Total	$138,221.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,521,866.36

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,521,866.36
Servicing Fee	$583,092.58	$583,092.58	$0.00	$0.00	$36,938,773.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,938,773.78
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$36,938,773.78
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$36,938,773.78
Interest - Class A-3 Notes	$650,690.22	$650,690.22	$0.00	$0.00	$36,288,083.56
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$36,077,407.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,077,407.98
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$36,007,330.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,007,330.98
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$35,957,980.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,957,980.98
Regular Principal Payment	$33,107,804.47	$33,107,804.47	$0.00	$0.00	$2,850,176.51
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,850,176.51
Residual Released to Depositor	$0.00	$2,850,176.51	$0.00	$0.00	$0.00
Total		$37,521,866.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,107,804.47
Total					$33,107,804.47

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,107,804.47	$76.56	$650,690.22	$1.50	$33,758,494.69	$78.06
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$33,107,804.47	$25.16	$980,792.80	$0.75	$34,088,597.27	$25.91

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$417,555,218.65	0.9655126	$384,447,414.18	0.8889574
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$614,345,218.65	0.4668667	$581,237,414.18	0.4417067

Pool Information
Weighted Average APR	2.727%	2.722%
Weighted Average Remaining Term	41.95	41.07
Number of Receivables Outstanding	32,944	31,918
Pool Balance	$699,711,093.68	$663,686,133.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$647,869,088.13	$614,220,909.26
Pool Factor	0.4910945	0.4658103

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$49,465,224.70
Targeted Overcollateralization Amount	$82,448,719.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$82,448,719.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$187,205.15
(Recoveries)		34	$16,004.28
Net Loss for Current Collection Period			$171,200.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2936%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2656%
Second Prior Collection Period			0.2136%
Prior Collection Period			-0.3790%
Current Collection Period			0.3014%
Four Month Average (Current and Prior Three Collection Periods)			0.1004%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,796	$5,462,853.28
(Cumulative Recoveries)			$983,041.70
Cumulative Net Loss for All Collection Periods			$4,479,811.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3144%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,041.68
Average Net Loss for Receivables that have experienced a Realized Loss			$2,494.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	167	$4,008,223.72
61-90 Days Delinquent	0.08%	23	$520,213.33
91-120 Days Delinquent	0.01%	3	$77,023.89
Over 120 Days Delinquent	0.05%	9	$318,022.77
Total Delinquent Receivables	0.74%	202	$4,923,483.71

Repossession Inventory:
Repossessed in the Current Collection Period		4	$84,677.41
Total Repossessed Inventory		15	$359,469.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0859%
Prior Collection Period			0.0820%
Current Collection Period			0.1097%
Three Month Average			0.0925%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1379%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	20

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	90	$2,423,024.81
2 Months Extended	97	$2,699,726.27
3+ Months Extended	11	$290,147.76

Total Receivables Extended	198	$5,412,898.84

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer